Long-Term Debt (Textuals) (Details) $ in Thousands, € in Millions							1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 16, 2019 USD ($)	Oct. 30, 2019 USD ($)	May 15, 2019 USD ($)	Jan. 10, 2019 USD ($)	Jan. 02, 2019 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Interest expense, net								$ 272,900	$ 270,400	$ 267,800
Amortization of deferred financing costs								27,500	31,400	32,500
Accrued interest liability	$ 33,300							33,300	37,200
Loss on extinguishment of debt								13,397	6,346	22,211
Loss on extinguishment of and modification debt								16,700		$ 23,900
Norwegian Encore
Debt Instrument [Line Items]
Contract price percentage			80.00%
Interest rate			3.92%
Principal amount			$ 882,900
Maturity date			Oct. 30, 2031
Term Loan A
Debt Instrument [Line Items]
Prior principal amount	1,565,512							1,565,512	$ 1,256,167
$565.0 Million 3.625% Senior Unsecured Notes
Debt Instrument [Line Items]
Prior principal amount	558,781							$ 558,781
Interest rate								3.625%	3.625%
Principal amount	565,000							$ 565,000	$ 565,000
$750.0 Million Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Prior principal amount	75,000							75,000
Revolving credit line amount	$ 75,000							$ 75,000	75,000
662.9 Million Norwegian Epic Term Loan
Debt Instrument [Line Items]
Prior principal amount									$ 259,394
Principal amount | €											€ 662.9	€ 662.9
LIBOR | $750.0 Million Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate							0.95%
Revolving Credit Line | $750.0 Million Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit line amount							$ 75,000
Maturity date							October 2020
Line of credit facility, interest rate description							LIBOR plus a margin of 0.95%
Senior Notes due 2021 (the "Notes") [Member]
Debt Instrument [Line Items]
Interest rate		4.75%
Principal amount		$ 565,000
Percentage of principal amount of redeemed		100.00%
Write-off of financing fees		$ 2,700
Fourth Amended And Restated Credit Agreement | New Term A Loan Facility and New Revolving Loan Facility | Eurocurrency loans | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate						1.75%
Fourth Amended And Restated Credit Agreement | New Term A Loan Facility and New Revolving Loan Facility | Eurocurrency loans | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate						1.00%
Fourth Amended And Restated Credit Agreement | New Term A Loan Facility and New Revolving Loan Facility | Base rate loans | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate						0.75%
Fourth Amended And Restated Credit Agreement | New Term A Loan Facility and New Revolving Loan Facility | Base rate loans | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate						0.00%
NCLC | $565.0 Million 3.625% Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate		3.625%						3.625%
Principal amount		$ 565,000
Percentage of principal amount of redeemed								100.00%
Redemption price as a percentage of face amount								103.625%
Percentage of aggregate principal amount of the Notes issued remains outstanding								60.00%
NCLC | $565.0 Million 3.625% Senior Unsecured Notes | Maximum
Debt Instrument [Line Items]
Percentage of principal amount of redeemed								40.00%
NCLC | 662.9 Million Norwegian Epic Term Loan
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ (1,100)
NCLC | Term Loan A Facility | Nordea Bank ABP
Debt Instrument [Line Items]
Principal amount					$ 230,000
NCLC | Term Loan A Facility | Bank of America
Debt Instrument [Line Items]
Principal amount				$ 260,000
NCLC | Term Loan A Facility | LIBOR | Nordea Bank ABP
Debt Instrument [Line Items]
Maturity date					Jan. 10, 2021
Basis spread on variable rate					1.00%
Basis spread on variable rate after extension of maturity date					1.10%
NCLC | Term Loan A Facility | LIBOR | Bank of America
Debt Instrument [Line Items]
Description of variable rate basis				LIBOR
Maturity date				May 15, 2022
Basis spread on variable rate				0.80%
NCLC | Fourth Amended And Restated Credit Agreement
Debt Instrument [Line Items]
Loss on extinguishment of debt						$ (2,900)
NCLC | Fourth Amended And Restated Credit Agreement | Revolving Credit Line
Debt Instrument [Line Items]
Revolving credit line amount						$ 875,000
NCLC | Fourth Amended And Restated Credit Agreement | New Term A Loan Facility and New Revolving Loan Facility | Maximum
Debt Instrument [Line Items]
Commitment fee, percentage						0.30%
NCLC | Fourth Amended And Restated Credit Agreement | New Term A Loan Facility and New Revolving Loan Facility | Eurocurrency loans
Debt Instrument [Line Items]
Basis spread on variable rate	1.25%
NCLC | Fourth Amended And Restated Credit Agreement | Term Loan
Debt Instrument [Line Items]
Prior principal amount						$ 1,300,000
Principal amount						$ 1,600,000